Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Costs and expenses:
General and administrative	$ 1,569,501	$ 4,239	$ 3,751,650
Net loss	(1,391,964)	(4,239)	(3,563,911)
Wag Labs, Inc.
Revenues	12,784,000	3,567,000	22,450,000	$ 6,156,000
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	1,200,000	675,000	2,006,000	1,073,000
Platform operations and support	2,817,000	2,690,000	5,394,000	5,260,000
Sales and marketing	7,284,000	1,235,000	13,366,000	1,840,000
General and administrative	2,398,000	1,333,000	4,765,000	2,996,000
Depreciation and amortization	145,000	55,000	297,000	110,000
Total costs and expenses	13,844,000	5,988,000	25,828,000	11,279,000
Interest expense, net	(17,000)	(9,000)	(49,000)	(14,000)
Loss before income taxes	(1,077,000)	(2,430,000)	(3,427,000)	(5,137,000)
Income tax expense	(13,000)	(4,000)	(13,000)	(4,000)
Net loss	$ (1,090,000)	$ (2,434,000)	$ (3,440,000)	$ (5,141,000)
Net loss per share, Basic	$ (0.17)	$ (0.43)	$ (0.55)	$ (0.91)
Weighted-average shares, Basic	6,305,282	5,638,678	6,301,362	5,636,666
Net loss per share, Diluted	$ (0.17)	$ (0.43)	$ (0.55)	$ (0.91)
Weighted-average shares, Diluted	6,305,282	5,638,678	6,301,362	5,636,666